SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF INVENTORY

	October 31, 2023	April 30, 2023
Finished Goods	$400,147	$1,509,985
Component/Replacement Parts	1,593,591	1,712,553
Capitalized Duty/Freight	24,451	517,228
Inventory Reserve	(350,000)	(550,000)
Total	$1,668,189	$3,189,766

	April 30, 2023	April 30, 2022
Finished Goods	$1,509,985	$4,073,791
Component/Replacement Parts	1,712,553	2,559,848
Capitalized Duty/Freight	517,228	1,328,198
Inventory Reserve	(550,000)	(100,000)
Total	$3,189,766	$7,861,837

SCHEDULE OF DERIVATIVE LIABILITIES

	October 31, 2023	(Gain) for the six months
Note derivative is related to	balance	ended October 31, 2023
8/6/21 convertible notes	$7,679	$(94,245)
6/17/22 underwriter warrants	664	(5,867)
9/30/22 warrants issued with common stock	3,326,235	(2,783,324)
1/6/2023 warrants issued with note payable	315,768	(14,181,913)
10/11/2023 warrants issued with note payable	126,802	(163,812)
Total	$3,777,148	$(17,229,161)

	April 30, 2023	(Gain) loss for the year
Note derivative is related to	ending balance	ended April 30, 2023
4/11/21 profit guaranty	$1,456,854	$395,304
8/6/21 convertible notes	101,924	(2,611,410)
6/17/22 underwriter warrants	6,531	(57,951)
Other derivative liabilities eliminated in uplist	-	(1,604,413)
9/30/22 warrants issued with common stock	6,109,559	(6,170,728)
1/6/2023 warrants issued with note payable	2,814,738	(900,819)
Total	$10,489,606	$(10,950,017)

SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

	Period Ended October 31, 2023	Period Ended October 31, 2022
Expected life in years	2.75-10 years	3.76 - 10 years
Stock price volatility	150%	50-150%
Risk free interest rate	4.08%-5.37%	2.90%-4.34%
Expected dividends	0%	0%

	Year Ended April 30, 2023	Year Ended April 30, 2022
Expected life in years	3.25-10 years	1.95-4.3 years
Stock price volatility	50 - 150%	50%
Risk free interest rate	2.90%-4.34%	2.67%-2.90%
Expected dividends	0%	0%

SCHEDULE OF EARNINGS PER SHARE

Six months ended October 31, 2023
Diluted EPS:
Net income	$915,354
Change in fair value of derivative liability	(16,944,807)

Adjusted net loss	$(16,029,453)

Weighted Average Shares Outstanding	693,092
Adjusted loss per share	$(23.13)

Three months ended October 31, 2023
Diluted EPS:
Net income to controlling interest	$1,762,119
Change in fair value of derivative liability	(14,800,253)

Adjusted net loss	$(13,038,134)

Weighted Average Shares Outstanding	912,147
Adjusted loss per share	$(14.29)

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

	Period Ended October 31, 2023	Period Ended October 31, 2022
Expected life in years	5 years	5 – 10 years
Stock price volatility	150%	50% - 150%
Risk free interest rate	4.59%	2.50% - 4.27%
Expected dividends	0%	0%

	Year Ended April 30, 2023	Year Ended April 30, 2022
Expected life in years	5 – 10 years	5 – 10 years
Stock price volatility	50% - 150%	50% - 148%
Risk free interest rate	2.50% - 4.68%	0.77% - 1.63%
Expected dividends	0%	0%